VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2013
VARIABLE INTEREST ENTITY [Abstract]
Schedule of Variable Interest Entities Financial Information

Daqo New Material leased all of its assets for use in the Group's operations. Significant assets, liabilities, revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2012	2013
Cash	$189,312	$-
Property, plant and equipment	$162,396,825	$-
Prepaid land use rights	$6,632,643	$-
Total Assets	$173,450,176	$-
Short-term borrowings, including current portion of long-term borrowings	$19,257,600	$-
Accrued expenses and other current liabilities	$512,708	$-
Amount due to related party	$467,568	$-
Long-term borrowings	$14,443,200	$-
Total Liabilities	$34,678,046	$-

	Year ended December 31,
	2011	2012	2013
Revenues*	$16,852,928	$10,743,336	$-	**
Operating costs and expenses	$15,262,768	$14,451,810	$150,147,024
Net income (loss)	$1,590,160	$(3,708,474)	$(150,147,024)

*Rental income, eliminated in consolidation.

** The lease term was amended at the beginning of 2013 and reduced the rent to 0 per month and was later terminated on December 30, 2013.